UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03131

AB SUSTAINABLE GLOBAL THEMATIC FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2017

Date of reporting period: January 31, 2017

ITEM 1. REPORTS TO STOCKHOLDERS.

JAN    01.31.17

SEMI-ANNUAL REPORT

AB SUSTAINABLE GLOBAL

THEMATIC FUND

Investment Products Offered

•Are Not FDIC Insured •May Lose Value •Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

March 13, 2017

Semi-Annual Report

This report provides management’s discussion of fund performance for AB Sustainable Global Thematic Fund (the “Fund”) for the semi-annual reporting period ended January 31, 2017.

On November 1, 2016, the Fund implemented its current investment policies (previously, the Fund’s investment policies did not emphasize sustainable investment themes) and also changed its name from AB Global Thematic Growth Fund to AB Sustainable Global Thematic Fund. Accordingly, the performance shown for periods prior to November 1, 2016 is based on the Fund’s prior investment strategies and may not be representative of the Fund’s performance under its current investment policies.

Investment Objective and Policies

The Fund’s investment objective is long-term growth of capital. The Fund pursues opportunistic growth by investing in a global universe of companies that are positively exposed to sustainable investment themes. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of issuers located throughout the world that AllianceBernstein L.P. (the “Adviser”) believes are positively exposed to sustainable investment themes. This policy may not be changed without 60 days’ prior written notice to shareholders.

The Adviser employs a combination of “top-down” and “bottom-up” investment processes with the goal of identifying securities of companies worldwide, fitting into sustainable investment themes. The Adviser identifies sustainable investment themes that are broadly consistent with achieving the United Nations Sustainable Development Goals. Examples of these themes may include energy transformation, resource preservation, equality and opportunity, and improving human health and safeguarding lives, and the themes are expected to change over time based on the Adviser’s research. In addition to this “top-down” thematic approach, the Adviser also uses a “bottom-up” analysis of individual companies, focusing on prospective earnings growth, valuation, and quality of company management and on evaluating a company’s exposure to environmental, social and corporate governance (“ESG”) factors. The Adviser emphasizes company-specific positive selection criteria over broad-based negative screens in assessing a company’s exposure to ESG factors.

The Adviser normally considers a large universe of mid- to large-capitalization companies worldwide for investment.

The Fund invests in securities issued by US and non-US companies from multiple industry sectors in an attempt to maximize opportunity, which should also tend to reduce risk. The Fund invests in both developed and emerging-market countries. Under normal market conditions, the Fund invests significantly (at least 40%—unless

AB SUSTAINABLE GLOBAL THEMATIC FUND •	1

market conditions are not deemed favorable by the Adviser) in securities of non-US companies. In addition, the Fund invests, under normal circumstances, in the equity securities of companies located in at least three countries. The percentage of the Fund’s assets invested in securities of companies in a particular country or denominated in a particular currency varies in accordance with the Adviser’s assessment of the appreciation potential of such securities. The Fund may invest in any company and industry and in any type of equity security, listed and unlisted, with potential for capital appreciation. It invests in well-known, established companies as well as new, smaller or less-seasoned companies. Investments in new, smaller or less-seasoned companies may offer more reward but may also entail more risk than is generally true of larger, established companies. The Fund may also invest in synthetic foreign equity securities, which are various types of warrants used internationally that entitle a holder to buy or sell underlying securities, real estate investment trusts and zero-coupon bonds.

The Fund may, at times, invest in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments. Investments in ETFs will not be subject to the Fund’s sustainable investment themes or ESG factors.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge all or a portion of its currency risk, the Fund may, from time to time, invest in currency-related derivatives, including forward currency exchange contracts, futures contracts, options on futures contracts, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

The Fund may enter into other derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

2	• AB SUSTAINABLE GLOBAL THEMATIC FUND

Investment Results

The table on page 7 shows the Fund’s performance compared to its benchmark, the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) net, for the six- and 12-month periods ended January 31, 2017.

All share classes of the Fund underperformed the benchmark for the six-month period, before sales charges. For the 12-month period, all share classes of the Fund outperformed with the exception of Class B and C shares, which underperformed, before sales charges.

For the six-month period, sector allocation detracted, relative to the benchmark, because of an overweight in the health care sector (embedded in the Consumer Care theme), as well as underweights in financials (embedded within the Financial Security theme) and materials. Security selection within the financials sector also detracted from returns. Security selection within health care, an overweight in technology (Digital Disruption and Intelligent Machines themes) and an underweight in telecommunications contributed. Country allocation (a result of bottom-up stock analysis combined with fundamental research) detracted, due to an underweight in Japan and overweights to India and Denmark. An overweight to China contributed.

For the 12-month period, security selection within the technology (Digital Disruption and Intelligent

Machines), health care (Consumer Care) and industrials (Sustainable Planet theme) sectors contributed to returns. Sector selection detracted because of an overweight in health care and underweights in materials and energy. Overweights to India, Switzerland and Denmark detracted from returns, while an overweight to China contributed.

The Fund utilized derivatives in the form of currency forwards for hedging purposes, which detracted from returns during the six-month period and added during the 12-month period, in absolute terms.

Market Review and Investment Strategy

Global stocks surged over the 12-month period ended January 31, 2017, overcoming several bouts of volatility along the way. Emerging-market and US stocks both recorded impressive gains while international stocks also ended the period ahead. Political surprises were a dominant theme for both stock and bond markets during the period. Investors considered the two most significant upsets—Britain’s vote to leave the European Union (“Brexit”) and US President Donald Trump’s victory—as most likely to influence policy changes surrounding economic growth, trade and inflation. Fluctuations in the price of oil also impacted markets, as the likelihood of an OPEC production cut grew more apparent. Central bank positioning swayed markets as well. European central banks generally

AB SUSTAINABLE GLOBAL THEMATIC FUND •	3

maintained an easing bias through the period, particularly in the aftermath of Brexit, when the Bank of England enacted a rate cut to a new historic low. The US Federal Reserve, on the other hand, increased official rates as expected, while adopting a hawkish tone with respect to uncertainty surrounding how the Trump administration’s protectionist campaign rhetoric would be reflected in its policies.

The Fund’s Senior Investment Management Team (the “Team”) continues to identify themes and offering valuations that, in the Team’s view, do not adequately capture their upside potential. The Team continues to focus on trends that persist regardless of the economic cycle, possessing what its analysis suggests to be longer-term growth fundamentals.

4	• AB SUSTAINABLE GLOBAL THEMATIC FUND

DISCLOSURES AND RISKS

Benchmark Disclosure

The MSCI ACWI is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI ACWI (free float-adjusted, market capitalization weighted) represents the equity market performance of developed and emerging markets. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. Net returns include the reinvestment of dividends after deduction of non-US withholding tax. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

ESG Risk: Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization

(Disclosures, Risks and Note about Historical Performance continued on next page)

AB SUSTAINABLE GLOBAL THEMATIC FUND •	5

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk: Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”).

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com. The performance shown for periods prior to November 1, 2016 is based on the Fund’s prior investment strategies and may not be representative of the Fund’s performance under its current investment policies.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

6	• AB SUSTAINABLE GLOBAL THEMATIC FUND

Disclosures and Risks

HISTORICAL PERFORMANCE

THE FUND VS. ITS BENCHMARK PERIODS ENDED JANUARY 31, 2017 (unaudited)	NAV Returns
	6 Months	12 Months
AB Sustainable Global Thematic Fund*
Class A	3.22%	18.79%

Class B†	2.94%	17.84%

Class C	2.83%	17.88%

Advisor Class‡	3.35%	19.10%

Class R‡	3.12%	18.58%

Class K‡	3.30%	18.94%

Class I‡	3.51%	19.41%

MSCI ACWI (net)	4.95%	17.93%

*    Includes the impact of proceeds received and credited to the Fund in connection with a residual distribution relating to regulatory settlements, which enhanced the performance of all share classes of the Fund for the six- and 12-month periods ended January 31, 2017, by 0.00% and 4.33%, respectively. Also includes the impact of non-recurring refunds for overbilling of prior years’ custody out of pocket fees, which enhanced the performance of the Fund for the six- and 12-month periods ended January 31, 2017, by 0.03% and 0.03%, respectively.

†     Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for additional information.

‡     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

AB SUSTAINABLE GLOBAL THEMATIC FUND •	7

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2017 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	18.79%	13.74%
5 Years	7.82%	6.88%
10 Years	3.86%	3.41%

Class B Shares
1 Year	17.84%	13.84%
5 Years	6.95%	6.95%
10 Years(a)	3.20%	3.20%

Class C Shares
1 Year	17.88%	16.88%
5 Years	7.02%	7.02%
10 Years	3.10%	3.10%

Advisor Class Shares*
1 Year	19.10%	19.10%
5 Years	8.12%	8.12%
10 Years	4.16%	4.16%

Class R Shares*
1 Year	18.58%	18.58%
5 Years	7.67%	7.67%
10 Years	3.78%	3.78%

Class K Shares*
1 Year	18.94%	18.94%
5 Years	8.02%	8.02%
10 Years	4.10%	4.10%

Class I Shares*
1 Year	19.41%	19.41%
5 Years	8.41%	8.41%
10 Years	4.47%	4.47%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.45%, 2.28%, 2.21%, 1.20%, 1.61%, 1.31% and 0.94% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

8	• AB SUSTAINABLE GLOBAL THEMATIC FUND

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-1.69%
5 Years	7.83%
10 Years	3.01%

Class B Shares
1 Year	-2.08%
5 Years	7.90%
10 Years(a)	2.79%

Class C Shares
1 Year	0.94%
5 Years	7.97%
10 Years	2.69%

Advisor Class Shares*
1 Year	2.95%
5 Years	9.08%
10 Years	3.76%

Class R Shares*
1 Year	2.51%
5 Years	8.64%
10 Years	3.37%

Class K Shares*
1 Year	2.83%
5 Years	8.98%
10 Years	3.69%

Class I Shares*
1 Year	3.23%
5 Years	9.38%
10 Years	4.06%

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

AB SUSTAINABLE GLOBAL THEMATIC FUND •	9

Historical Performance

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	• AB SUSTAINABLE GLOBAL THEMATIC FUND

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$1,032.20	$7.32	1.43%	$7.38	1.44%
Hypothetical**	$1,000	$1,018.00	$7.27	1.43%	$7.32	1.44%
Class B
Actual	$1,000	$1,029.40	$11.46	2.24%	$11.51	2.25%
Hypothetical**	$1,000	$1,013.91	$11.37	2.24%	$11.42	2.25%
Class C
Actual	$1,000	$1,028.30	$11.25	2.20%	$11.30	2.21%
Hypothetical**	$1,000	$1,014.12	$11.17	2.20%	$11.22	2.21%
Advisor Class
Actual	$1,000	$1,033.50	$6.05	1.18%	$6.10	1.19%
Hypothetical**	$1,000	$1,019.26	$6.01	1.18%	$6.06	1.19%
Class R
Actual	$1,000	$1,031.20	$8.24	1.61%	$8.29	1.62%
Hypothetical**	$1,000	$1,017.09	$8.19	1.61%	$8.24	1.62%
Class K
Actual	$1,000	$1,033.00	$6.66	1.30%	$6.71	1.31%
Hypothetical**	$1,000	$1,018.65	$6.61	1.30%	$6.67	1.31%
Class I
Actual	$1,000	$1,035.10	$4.57	0.89%	$4.62	0.90%
Hypothetical**	$1,000	$1,020.72	$4.53	0.89%	$4.58	0.90%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+	In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the acquired fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. Currently the Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s effective expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AB SUSTAINABLE GLOBAL THEMATIC FUND •	11

Expense Example

PORTFOLIO SUMMARY

January 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $644.9

*	All data are as of January 31, 2017. The Fund’s sector and country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.1% or less in the following countries: Mexico, Norway and Philippines.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

12	• AB SUSTAINABLE GLOBAL THEMATIC FUND

Portfolio Summary

TEN LARGEST HOLDINGS*

January 31, 2017 (unaudited)

Company	U.S. $ Value	Percent of Net Assets
Tesla Motors, Inc.	$15,521,407	2.4%
AIA Group Ltd.	15,316,163	2.4
Kingspan Group PLC	15,262,214	2.4
Housing Development Finance Corp. Ltd.	14,717,995	2.3
Vestas Wind Systems A/S	14,707,630	2.3
Alibaba Group Holding Ltd. (Sponsored ADR)	14,424,315	2.2
Apple, Inc.	14,367,719	2.2
Palo Alto Networks, Inc.	14,258,723	2.2
Ecolab, Inc.	13,837,655	2.2
Tencent Holdings Ltd.	13,762,917	2.1
	$146,176,738	22.7%

*	Long-term investments.

AB SUSTAINABLE GLOBAL THEMATIC FUND •	13

Ten Largest Holdings

PORTFOLIO OF INVESTMENTS

January 31, 2017 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 94.1%
Information Technology – 26.0%
Communications Equipment – 2.2%
Palo Alto Networks, Inc.(a)	96,630	$14,258,723

Internet Software & Services – 8.3%
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	142,378	14,424,315
Alphabet, Inc. – Class C(a)	16,151	12,868,955
Facebook, Inc. – Class A(a)	94,705	12,341,956
Tencent Holdings Ltd.	526,400	13,762,917

		53,398,143

IT Services – 1.9%
Visa, Inc. – Class A	151,275	12,511,955

Semiconductors & Semiconductor Equipment – 6.1%
ams AG(b)	260,735	8,982,190
Broadcom Ltd.	64,462	12,860,169
Infineon Technologies AG	434,963	8,003,891
NVIDIA Corp.	87,449	9,547,682

		39,393,932

Software – 4.8%
Microsoft Corp.	192,860	12,468,399
Mobileye NV(a)	167,570	7,198,807
salesforce.com, Inc.(a)	138,727	10,973,306

		30,640,512

Technology Hardware, Storage & Peripherals – 2.7%
Apple, Inc.	118,399	14,367,719
Thin Film Electronics ASA(a)(b)	6,286,839	2,942,174

		17,309,893

		167,513,158

Health Care – 23.3%
Biotechnology – 1.8%
Foundation Medicine, Inc.(a)(b)	280,430	5,482,407
Regeneron Pharmaceuticals, Inc.(a)	17,077	6,135,595

		11,618,002

Health Care Equipment & Supplies – 8.3%
Abbott Laboratories	283,660	11,848,478
Cerus Corp.(a)(b)	1,082,866	4,613,009
Danaher Corp.	136,743	11,475,473
Essilor International SA	103,293	12,117,939
West Pharmaceutical Services, Inc.	156,373	13,233,847

		53,288,746

Health Care Providers & Services – 3.2%
HealthEquity, Inc.(a)	185,024	8,557,360
UnitedHealth Group, Inc.	76,877	12,461,762

		21,019,122

14	• AB SUSTAINABLE GLOBAL THEMATIC FUND

Portfolio of Investments

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 7.3%
Bio-Rad Laboratories, Inc. – Class A(a)	68,230	$12,969,158
Bruker Corp.	493,134	11,702,070
ICON PLC(a)	123,370	10,370,482
Quintiles IMS Holdings, Inc.(a)	154,727	12,144,522

		47,186,232

Pharmaceuticals – 2.7%
Roche Holding AG	40,301	9,549,249
Vectura Group PLC(a)	4,708,810	7,718,555

		17,267,804

		150,379,906

Financials – 13.7%
Capital Markets – 5.5%
Charles Schwab Corp. (The)	232,005	9,567,886
MSCI, Inc. – Class A	163,350	13,517,213
Partners Group Holding AG	24,504	12,383,531

		35,468,630

Consumer Finance – 2.3%
Bharat Financial Inclusion Ltd.(a)	716,608	7,787,109
Gentera SAB de CV	4,848,315	7,079,444

		14,866,553

Insurance – 3.6%
AIA Group Ltd.	2,473,800	15,316,163
Prudential PLC	416,220	8,065,819

		23,381,982

Thrifts & Mortgage Finance – 2.3%
Housing Development Finance Corp. Ltd.	729,443	14,717,995

		88,435,160

Industrials – 11.0%
Aerospace & Defense – 1.9%
Hexcel Corp.	236,929	12,166,304

Building Products – 2.3%
Kingspan Group PLC	524,415	15,262,214

Commercial Services & Supplies – 1.0%
China Everbright International Ltd.	5,195,000	6,300,522

Electrical Equipment – 2.3%
Vestas Wind Systems A/S	209,723	14,707,630

Industrial Conglomerates – 1.4%
Siemens AG (REG)	71,364	9,231,531

Machinery – 2.1%
Xylem, Inc./NY	272,058	13,415,180

		71,083,381

AB SUSTAINABLE GLOBAL THEMATIC FUND •	15

Portfolio of Investments

Company	Shares	U.S. $ Value

Consumer Discretionary – 9.4%
Auto Components – 1.9%
Delphi Automotive PLC	174,422	$12,220,005

Automobiles – 2.4%
Tesla Motors, Inc.(a)(b)	61,610	15,521,407

Hotels, Restaurants & Leisure – 1.5%
Starbucks Corp.	169,016	9,333,064

Internet & Direct Marketing Retail – 1.3%
Amazon.com, Inc.(a)	10,547	8,685,244

Multiline Retail – 0.8%
Matahari Department Store Tbk PT	4,626,500	5,121,921

Textiles, Apparel & Luxury Goods – 1.5%
NIKE, Inc. – Class B	177,976	9,414,930

		60,296,571

Consumer Staples – 3.8%
Food Products – 2.3%
Danone SA	97,358	6,103,247
Nestle SA (REG)	116,485	8,534,217

		14,637,464

Household Products – 1.5%
Unicharm Corp.	438,200	9,869,170

		24,506,634

Utilities – 2.6%
Water Utilities – 2.6%
American Water Works Co., Inc.	91,511	6,720,568
AquaVenture Holdings Ltd.(a)(b)	135,134	2,605,383
Beijing Enterprises Water Group Ltd.(a)	10,542,000	7,311,729

		16,637,680

Materials – 2.1%
Chemicals – 2.1%
Ecolab, Inc.	115,189	13,837,655

Telecommunication Services – 1.2%
Diversified Telecommunication Services – 1.2%
Telekomunikasi Indonesia Persero Tbk PT	27,021,500	7,833,118

Real Estate – 1.0%
Real Estate Management & Development – 1.0%
SM Prime Holdings, Inc.	10,889,400	6,502,598

Total Common Stocks (cost $503,512,142)		607,025,861

16	• AB SUSTAINABLE GLOBAL THEMATIC FUND

Portfolio of Investments

Company	Shares	U.S. $ Value

WARRANTS – 0.0%
Information Technology – 0.0%
Technology Hardware, Storage & Peripherals – 0.0%
Thin Film Electronics ASA, expiring 7/14/18(a)(c)(d) (cost $0)	3,143,420	$	– 0	–

SHORT-TERM INVESTMENTS – 5.8%
Investment Companies – 5.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.41%(e)(f) (cost $37,362,455)	37,362,455		37,362,455

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $540,874,597)			644,388,316

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.2%
Investment Companies – 2.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.41%(e)(f) (cost $13,879,956)	13,879,956		13,879,956

Total Investments – 102.1% (cost $554,754,553)			658,268,272
Other assets less liabilities – (2.1)%			(13,344,676)

Net Assets – 100.0%			$644,923,596

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	3,722	USD	3,951	3/16/17	$(74,494)
Barclays Bank PLC	INR	1,551,482	USD	22,880	3/16/17	5,165
Barclays Bank PLC	USD	635	INR	43,522	3/16/17	7,006
BNP Paribas SA	EUR	2,718	USD	2,846	3/16/17	(93,120)
BNP Paribas SA	USD	14,180	CAD	18,955	3/16/17	392,688
Citibank, NA	BRL	17,675	USD	5,652	2/02/17	43,230
Citibank, NA	BRL	17,675	USD	5,600	2/02/17	(9,596)
Citibank, NA	USD	5,362	BRL	17,675	2/02/17	247,242
Citibank, NA	USD	5,652	BRL	17,675	2/02/17	(43,230)
Citibank, NA	EUR	4,882	USD	5,202	3/16/17	(77,280)
Citibank, NA	GBP	3,552	USD	4,375	3/16/17	(97,759)
Citibank, NA	USD	1,352	GBP	1,083	3/16/17	11,277
Citibank, NA	USD	2,727	RUB	165,932	3/16/17	9,897
Citibank, NA	USD	5,508	BRL	17,675	4/04/17	12,890
Credit Suisse International	CHF	2,095	USD	2,165	3/16/17	42,552
Credit Suisse International	CHF	15,237	USD	15,081	3/16/17	(353,621)
Credit Suisse International	SEK	46,844	USD	5,257	3/16/17	(109,138)
Credit Suisse International	USD	33,497	JPY	3,802,528	3/16/17	230,753
Credit Suisse International	USD	5,150	SEK	46,844	3/16/17	216,289

AB SUSTAINABLE GLOBAL THEMATIC FUND •	17

Portfolio of Investments

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	USD	6,462	CAD	8,623	3/16/17	$167,424
Goldman Sachs Bank USA	USD	8,979	CNY	63,031	3/16/17	160,212
JPMorgan Chase Bank, NA	CNY	252,664	USD	36,182	3/16/17	(451,977)
JPMorgan Chase Bank, NA	USD	5,717	CNY	40,168	3/16/17	107,392
JPMorgan Chase Bank, NA	USD	9,773	GBP	7,908	3/16/17	184,067
Morgan Stanley & Co., Inc.	JPY	649,405	USD	5,657	3/16/17	(102,788)
Nomura Global Financial Products, Inc.	USD	5,106	CHF	5,217	3/16/17	178,831
Royal Bank of Scotland PLC	USD	6,771	AUD	8,994	3/16/17	42,908
Royal Bank of Scotland PLC	USD	12,090	EUR	11,322	3/16/17	154,066
Royal Bank of Scotland PLC	USD	8,154	INR	564,875	3/16/17	174,873
Standard Chartered Bank	CNY	8,288	USD	1,194	3/16/17	(8,145)
Standard Chartered Bank	INR	76,780	USD	1,102	3/16/17	(29,657)
Standard Chartered Bank	USD	9,597	KRW	11,176,942	3/16/17	110,569
State Street Bank & Trust Co.	HKD	60,336	USD	7,784	3/16/17	4,447
State Street Bank & Trust Co.	USD	8,629	GBP	6,854	3/16/17	1,299
State Street Bank & Trust Co.	USD	8,482	TWD	268,746	3/16/17	160,262
UBS AG	EUR	11,044	USD	11,863	3/16/17	(80,927)
UBS AG	USD	8,921	AUD	11,676	3/16/17	(74,426)

						$1,059,181

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Fair valued by the Adviser.

(d)	Illiquid security.

(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

RUB – Russian Ruble

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

See notes to financial statements.

18	• AB SUSTAINABLE GLOBAL THEMATIC FUND

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

January 31, 2017 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $503,512,142)(a)	$607,025,861
Affiliated issuers (cost $51,242,411—including investment of cash collateral for securities loaned of $13,879,956)	51,242,411
Foreign currencies, at value (cost $553,822)	550,505
Unrealized appreciation on forward currency exchange contracts	2,665,339
Unaffiliated dividends and interest receivable	1,044,532
Receivable for capital stock sold	652,201
Affiliated dividends receivable	12,916
Due from custodian	163,600

Total assets	663,357,365

Liabilities
Payable for collateral received on securities loaned	13,879,956
Unrealized depreciation on forward currency exchange contracts	1,606,158
Advisory fee payable	1,185,869
Payable for capital stock redeemed	1,073,003
Transfer Agent fee payable	209,420
Distribution fee payable	163,732
Administrative fee payable	20,486
Accrued expenses	295,145

Total liabilities	18,433,769

Net Assets	$644,923,596

Composition of Net Assets
Capital stock, at par	$72,155
Additional paid-in capital	745,701,154
Distributions in excess of net investment income	(2,947,409)
Accumulated net realized loss on investment and foreign currency transactions	(202,439,666)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	104,537,362

$644,923,596

Net Asset Value Per Share—21 billion shares of capital stock authorized, $.01 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$484,882,797	5,342,036	$90.77	*

B	$9,657,462	128,269	$75.29

C	$61,503,253	812,049	$75.74

Advisor	$75,877,292	792,119	$95.79

R	$2,928,967	32,580	$89.90

K	$9,489,086	102,366	$92.70

I	$584,739	6,096	$95.92

(a)	Includes securities on loan with a value of $13,680,860 (see Note E).

*	The maximum offering price per share for Class A shares was $94.80 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB SUSTAINABLE GLOBAL THEMATIC FUND •	19

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2017 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $33,458)	$2,325,512
Affiliated issuers	84,199
Securities lending income	258,672
Other income(a)	163,600	$2,831,983

Expenses
Advisory fee (see Note B)	2,406,486
Distribution fee—Class A	615,195
Distribution fee—Class B	51,074
Distribution fee—Class C	315,101
Distribution fee—Class R	7,415
Distribution fee—Class K	11,818
Transfer agency—Class A	816,354
Transfer agency—Class B	20,099
Transfer agency—Class C	109,753
Transfer agency—Advisor Class	112,442
Transfer agency—Class R	3,856
Transfer agency—Class K	9,455
Transfer agency—Class I	121
Custodian	107,504
Printing	97,148
Registration fees	52,773
Audit and tax	33,706
Administrative	28,288
Legal	22,839
Directors’ fees	12,792
Miscellaneous	31,433

Total expenses	4,865,652
Less: expenses waived and reimbursed by the Adviser (see Notes B and E)	(47,576)

Net expenses		4,818,076

Net investment loss		(1,986,093)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		17,343,005
Foreign currency transactions		(2,829,212)
Net change in unrealized appreciation/depreciation of:
Investments		7,423,021
Foreign currency denominated assets and liabilities		77,161

Net gain on investment and foreign currency transactions		22,013,975

Net Increase in Net Assets from Operations		$20,027,882

(a)	Other income represents a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.

See notes to financial statements.

20	• AB SUSTAINABLE GLOBAL THEMATIC FUND

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(1,986,093)	$(1,911,285)
Net realized gain on investment and foreign currency transactions	14,513,793	7,464,188
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	7,500,182	(42,635,577)

Net increase (decrease) in net assets from operations	20,027,882	(37,082,674)
Dividends to Shareholders from
Net investment income
Class A	(18,152,833)	– 0	–
Class B	(347,988)	– 0	–
Class C	(2,345,849)	– 0	–
Advisor Class	(2,643,849)	– 0	–
Class R	(108,554)	– 0	–
Class K	(361,486)	– 0	–
Class I	(22,488)	– 0	–
Capital Stock Transactions
Net decrease	(4,219,998)	(51,013,535)
Capital Contributions
Proceeds from third party regulatory settlement (see Note F)	– 0	–	26,956,926

Total decrease	(8,175,163)	(61,139,283)
Net Assets
Beginning of period	653,098,759	714,238,042

End of period (including undistributed/(distributions in excess of) net investment income of ($2,947,409) and $23,021,731, respectively)	$644,923,596	$653,098,759

See notes to financial statements.

AB SUSTAINABLE GLOBAL THEMATIC FUND •	21

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

January 31, 2017 (unaudited)

NOTE A

Significant Accounting Policies

AB Sustainable Global Thematic Fund, Inc. (the “Fund”) (formerly AB Global Thematic Growth Fund, Inc.), organized as a Maryland corporation on December 24, 1980, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily

22	• AB SUSTAINABLE GLOBAL THEMATIC FUND

Notes to Financial Statements

available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

AB SUSTAINABLE GLOBAL THEMATIC FUND •	23

Notes to Financial Statements

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices

24	• AB SUSTAINABLE GLOBAL THEMATIC FUND

Notes to Financial Statements

since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2017:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$136,764,160		$30,748,998		$	– 0	–	$167,513,158
Health Care	128,712,718		21,667,188			– 0	–	150,379,906
Financials	30,164,543		58,270,617			– 0	–	88,435,160
Industrials	40,843,698		30,239,683			– 0	–	71,083,381
Consumer Discretionary	55,174,650		5,121,921			– 0	–	60,296,571
Consumer Staples	– 0	–	24,506,634			– 0	–	24,506,634
Utilities	9,325,951		7,311,729			– 0	–	16,637,680
Materials	13,837,655		– 0	–		– 0	–	13,837,655
Telecommunication Services	– 0	–	7,833,118			– 0	–	7,833,118
Real Estate	– 0	–	6,502,598			– 0	–	6,502,598
Warrants	– 0	–	– 0	–		– 0	–(a)	– 0	–
Short-Term Investments	37,362,455		– 0	–		– 0	–	37,362,455
Investments of Cash Collateral for Securities
Loaned in Affiliated Money Market Fund	13,879,956		– 0	–		– 0	–	13,879,956
Total Investments in Securities	466,065,786		192,202,486			– 0	–	658,268,272

Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	– 0	–	2,665,339			– 0	–	2,665,339
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(1,606,158)			– 0	–	(1,606,158)

Total(c)	$466,065,786		$193,261,667		$	– 0	–	$659,327,453

(a)	The Fund held a security with zero market value at period end.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

AB SUSTAINABLE GLOBAL THEMATIC FUND •	25

Notes to Financial Statements

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants(a)			Total
Balance as of 7/31/16	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 1/31/17	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 1/31/17(b)	$	– 0	–	$	– 0	–

(a)	The Fund held a security with zero market value at period end.

(b)

The unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/(depreciation) on investments and other financial instruments in the accompanying statement of operations.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and

26	• AB SUSTAINABLE GLOBAL THEMATIC FUND

Notes to Financial Statements

processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax

AB SUSTAINABLE GLOBAL THEMATIC FUND •	27

Notes to Financial Statements

positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a quarterly advisory fee equal to the following percentages of the value of the Fund’s aggregate net assets at the close of business on the last business day of the previous quarter: .25 of .75% of the first $2.5 billion, .25 of .65% of the next $2.5 billion, and ..25 of .60% of the net assets in excess of $5 billion. The fee is accrued daily and paid quarterly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended January 31, 2017, the reimbursement for such services amounted to $28,288.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency

28	• AB SUSTAINABLE GLOBAL THEMATIC FUND

Notes to Financial Statements

Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $441,416 for the six months ended January 31, 2017.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $2,617 from the sale of Class A shares and received $1,977, $5,243 and $521 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended January 31, 2017.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the Fund’s average daily net assets and to bear its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended January 31, 2017, such waiver amounted to $27,700. A summary of the Fund’s transactions in shares of the Government Money Market Portfolio for the six months ended January 31, 2017 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/17 (000)	Dividend Income (000)
$22,790	$127,429	$112,857	$37,362	$44

Brokerage commissions paid on investment transactions for the six months ended January 31, 2017 amounted to $252,272, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares

AB SUSTAINABLE GLOBAL THEMATIC FUND •	29

Notes to Financial Statements

and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. Effective October 31, 2014, payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $64,465,059, $8,268,337, $287,149 and $77,654 for Class B, Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2017 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$274,772,388		$295,585,736
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation	$115,658,050
Gross unrealized depreciation	(12,144,331)

Net unrealized appreciation	$103,513,719

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

30	• AB SUSTAINABLE GLOBAL THEMATIC FUND

Notes to Financial Statements

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended January 31, 2017, the Fund held forward currency exchange contracts for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives

AB SUSTAINABLE GLOBAL THEMATIC FUND •	31

Notes to Financial Statements

the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

During the six months ended January 31, 2017, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	$2,665,339	Unrealized depreciation on forward currency exchange contracts	$1,606,158

Total		$2,665,339		$1,606,158

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	$(2,327,178)	$96,564

Total		$(2,327,178)	$96,564

32	• AB SUSTAINABLE GLOBAL THEMATIC FUND

Notes to Financial Statements

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended January 31, 2017:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$136,307,709
Average principal amount of sale contracts	$114,476,278

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of January 31, 2017:

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset			Cash Collateral Received			Security Collateral Received			Net Amount of Derivatives Assets
OTC Derivatives:
Barclays Bank PLC	$12,171	$	– 0	–	$	– 0	–	$	– 0	–	$12,171
BNP Paribas SA	392,688		(93,120)			– 0	–		– 0	–	299,568
Citibank, NA	324,536		(227,865)			– 0	–		– 0	–	96,671
Credit Suisse International	489,594		(462,759)			– 0	–		– 0	–	26,835
Deutsche Bank AG	167,424		– 0	–		– 0	–		– 0	–	167,424
Goldman Sachs Bank USA	160,212		– 0	–		– 0	–		– 0	–	160,212
JPMorgan Chase Bank, NA	291,459		(291,459)			– 0	–		– 0	–	– 0	–
Nomura Global Financial Products, Inc.	178,831		– 0	–		– 0	–		– 0	–	178,831
Royal Bank of Scotland PLC	371,847		– 0	–		– 0	–		– 0	–	371,847
Standard Chartered Bank	110,569		(37,802)			– 0	–		– 0	–	72,767
State Street Bank & Trust Co.	166,008		– 0	–		– 0	–		– 0	–	166,008

Total	$2,665,339		$(1,113,005)		$	– 0	–	$	– 0	–	$1,552,334	^

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset			Cash Collateral Pledged			Security Collateral Pledged			Net Amount of Derivatives Liabilities
OTC Derivatives:
Bank of America, NA	$74,494	$	– 0	–	$	– 0	–	$	– 0	–	$74,494
BNP Paribas SA	93,120		(93,120)			– 0	–		– 0	–	– 0	–
Citibank, NA	227,865		(227,865)			– 0	–		– 0	–	– 0	–

AB SUSTAINABLE GLOBAL THEMATIC FUND •	33

Notes to Financial Statements

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset		Cash Collateral Pledged			Security Collateral Pledged			Net Amount of Derivatives Liabilities
Credit Suisse International	$462,759	$(462,759)		$	– 0	–	$	– 0	–	$	– 0	–
JPMorgan Chase Bank, NA	451,977	(291,459)			– 0	–		– 0	–		160,518
Morgan Stanley & Co., Inc.	102,788	– 0	–		– 0	–		– 0	–		102,788
Standard Chartered Bank	37,802	(37,802)			– 0	–		– 0	–		– 0	–
UBS AG	155,353	– 0	–		– 0	–		– 0	–		155,353

Total	$1,606,158	$(1,113,005)		$	– 0	–	$	– 0	–		$493,153	^

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash. The Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Fund to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Fund will have the right

34	• AB SUSTAINABLE GLOBAL THEMATIC FUND

Notes to Financial Statements

to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not have the right to vote on any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At January 31, 2017, the Fund had securities on loan with a value of $13,680,860 and had received cash collateral which has been invested into Government Money Market Portfolio of $13,879,956. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Fund earned securities lending income of $258,672 and $40,575 from the borrower, Government Money Market Portfolio, for the six months ended January 31, 2017; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended January 31, 2017, such waiver amounted to $19,876. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A summary of the Fund’s transactions in shares of Government Money Market Portfolio for the six months ended January 31, 2017 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/17 (000)
$ 40,395	$132,842	$159,357	$13,880

AB SUSTAINABLE GLOBAL THEMATIC FUND •	35

Notes to Financial Statements

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016		Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

Class A
Shares sold	70,538	205,390		$6,362,191	$17,621,156

Shares issued in reinvestment of dividends	189,762	– 0	–	16,292,945	– 0	–

Shares converted from Class B	12,795	31,255		1,161,075	2,645,384

Shares redeemed	(417,356)	(919,049)		(37,935,602)	(77,401,314)

Net decrease	(144,261)	(682,404)		$(14,119,391)	$(57,134,774)

Class B
Shares sold	5,508	13,553		$415,360	$953,552

Shares issued in reinvestment of dividends	4,718	– 0	–	336,351	– 0	–

Shares converted to Class A	(15,421)	(37,440)		(1,161,075)	(2,645,384)

Shares redeemed	(9,849)	(19,603)		(741,644)	(1,394,351)

Net decrease	(15,044)	(43,490)		$(1,151,008)	$(3,086,183)

Class C
Shares sold	8,568	19,569		$644,988	$1,399,043

Shares issued in reinvestment of dividends	28,853	– 0	–	2,069,070	– 0	–

Shares redeemed	(69,561)	(129,257)		(5,270,252)	(9,188,101)

Net decrease	(32,140)	(109,688)		$(2,556,194)	$(7,789,058)

Advisor Class
Shares sold	188,715	391,205		$17,885,401	$34,906,433

Shares issued in reinvestment of dividends	23,735	– 0	–	2,149,865	– 0	–

Shares redeemed	(69,409)	(199,938)		(6,633,207)	(17,102,891)

Net increase	143,041	191,267		$13,402,059	$17,803,542

Class R
Shares sold	3,463	7,184		$313,907	$599,678

Shares issued in reinvestment of dividends	1,276	– 0	–	108,547	– 0	–

Shares redeemed	(4,619)	(14,324)		(408,655)	(1,189,216)

Net increase (decrease)	120	(7,140)		$13,799	$(589,538)

36	• AB SUSTAINABLE GLOBAL THEMATIC FUND

Notes to Financial Statements

	Shares			Amount
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016		Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

Class K
Shares sold	5,035	10,635		$464,900	$912,300

Shares issued in reinvestment of dividends	4,123	– 0	–	361,484	– 0	–

Shares redeemed	(7,207)	(11,764)		(668,418)	(999,593)

Net increase (decrease)	1,951	(1,129)		$157,966	$(87,293)

Class I
Shares sold	221	186		$21,041	$17,032

Shares issued in reinvestment of dividends	248	– 0	–	22,488	– 0	–

Shares redeemed	(112)	(1,613)		(10,758)	(147,263)

Net increase (decrease)	357	(1,427)		$32,771	$(130,231)

For the year ended July 31, 2016, the Fund received proceeds of $26,956,926 in connection with a residual distribution from the Alliance Fair Fund relating to regulatory settlements in 2004. This amount is presented in the Fund’s statement of changes in net assets.

NOTE G

Risks Involved in Investing in the Fund

ESG Risk—Applying environmental, social and corporate governance (“ESG”) and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

AB SUSTAINABLE GLOBAL THEMATIC FUND •	37

Notes to Financial Statements

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 2017.

38	• AB SUSTAINABLE GLOBAL THEMATIC FUND

Notes to Financial Statements

NOTE I

Components of Accumulated Earnings (Deficit)

As of July 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$23,982,310
Accumulated capital and other losses	(216,393,741	)(a)
Unrealized appreciation/(depreciation)	95,516,883	(b)

Total accumulated earnings/(deficit)	$(96,894,548)

(a)	On July 31, 2016, the Fund had a net capital loss carryforward of $216,393,741. During the fiscal year, the Fund utilized $3,216,985 of capital loss carryforwards to offset current year net realized gains.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-December 22, 2010 capital losses must be utilized prior to the earlier capital losses, which are subject to expiration. Post-December 22, 2010 capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation.

As of July 31, 2016, the Fund had a net capital loss carryforward of $216,393,741which will expire as follows:

Short-Term Amount	Long-Term Amount	Expiration
$ 147,558,432	n/a	2017
68,835,309	$– 0 –	no expiration

NOTE J

Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

AB SUSTAINABLE GLOBAL THEMATIC FUND •	39

Notes to Financial Statements

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

40	• AB SUSTAINABLE GLOBAL THEMATIC FUND

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31,
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 91.49		$ 92.00		$ 83.73		$ 70.76		$ 57.72		$ 75.21

Income From Investment Operations
Net investment income (loss)(a)	(.25	)(b)†	(.20	)(b)	(.26)		(.23)		.06		.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.00		(3.97)		8.51		13.20		12.98		(17.18)
Contributions from Affiliates	– 0	–	– 0	–	.02		– 0	–	.00	(c)	– 0	–
Capital contributions	– 0	–	3.66		– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	2.75		(.51)		8.27		12.97		13.04		(17.11)

Less: Dividends
Dividends from net investment income	(3.47)		– 0	–	– 0	–	– 0	–	– 0	–	(.38)

Net asset value, end of period	$ 90.77		$ 91.49		$ 92.00		$ 83.73		$ 70.76		$ 57.72

Total Return
Total investment return based on net asset value(d)	3.22	%†	(.55	)%*	9.88	%*	18.33	%*	22.59	%*	(22.74	)%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$484,883		$501,931		$567,548		$579,848		$569,053		$576,361
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.43	%^	1.45%		1.45%		1.51%		1.50%		1.55%
Expenses, before waivers/reimbursements(e)	1.45	%^	1.45%		1.45%		1.51%		1.50%		1.55%
Net investment income (loss)	(.55	)%(b)†^	(.23	)%(b)	(.29)%		(.29)%		.09%		.10%
Portfolio turnover rate	45%		40%		49%		44%		131%		154%

See footnote summary on page 48.

AB SUSTAINABLE GLOBAL THEMATIC FUND •	41

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class B
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31,
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 76.05		$ 77.12		$ 70.75		$ 60.25		$ 49.53		$ 64.65

Income From Investment Operations
Net investment loss(a)	(.52	)(b)†	(.75	)(b)	(.81)		(.73)		(.39)		(.41)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.50		(3.98)		7.16		11.23		11.11		(14.71)
Contributions from Affiliates	– 0	–	– 0	–	.02		– 0	–	.00	(c)	– 0	–
Capital contributions	– 0	–	3.66		– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	1.98		(1.07)		6.37		10.50		10.72		(15.12)

Less: Dividends
Dividends from net investment income	(2.74)		– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net asset value, end of period	$ 75.29		$ 76.05		$ 77.12		$ 70.75		$ 60.25		$ 49.53

Total Return
Total investment return based on net asset value(d)	2.94	%†	(1.39	)%*‡	9.00	%*	17.43	%*	21.64	%*	(23.39	)%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,658		$10,899		$14,406		$18,090		$22,077		$26,962
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	2.24	%^	2.27%		2.24%		2.28%		2.30%		2.39%
Expenses, before waivers/reimbursements(e)	2.26	%^	2.28%		2.24%		2.28%		2.30%		2.39%
Net investment loss	(1.36	)%(b)†^	(1.07	)%(b)	(1.09)%		(1.08)%		(.69)%		(.76)%
Portfolio turnover rate	45%		40%		49%		44%		131%		154%

See footnote summary on page 48.

42	• AB SUSTAINABLE GLOBAL THEMATIC FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31,
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 76.67		$ 77.70		$ 71.25		$ 60.64		$ 49.82		$ 64.96

Income From Investment Operations
Net investment loss(a)	(.51	)(b)†	(.71	)(b)	(.78)		(.69)		(.36)		(.35)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.51		(3.98)		7.21		11.30		11.18		(14.79)
Contributions from Affiliates	– 0	–	– 0	–	.02		– 0	–	.00	(c)	– 0	–
Capital contributions	– 0	–	3.66		– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	2.00		(1.03)		6.45		10.61		10.82		(15.14)

Less: Dividends
Dividends from net investment income	(2.93)		– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net asset value, end of period	$ 75.74		$ 76.67		$ 77.70		$ 71.25		$ 60.64		$ 49.82

Total Return
Total investment return based on net asset value(d)	2.83	%†	(1.33	)%*	9.07	%*	17.48	%*	21.72	%*	(23.31	)%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$61,503		$64,727		$74,114		$75,765		$74,286		$78,410
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	2.20	%^	2.21%		2.20%		2.23%		2.23%		2.30%
Expenses, before waivers/reimbursements(e)	2.21	%^	2.21%		2.20%		2.23%		2.23%		2.30%
Net investment loss	(1.32	)%(b)†^	(.99	)%(b)	(1.05)%		(1.01)%		(.64)%		(.65)%
Portfolio turnover rate	45%		40%		49%		44%		131%		154%

See footnote summary on page 48.

AB SUSTAINABLE GLOBAL THEMATIC FUND •	43

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31,
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 96.54		$ 96.84		$ 87.90		$ 74.05		$ 60.23		$ 78.60

Income From Investment Operations
Net investment income (loss)(a)	(.15	)(b)†	.02	(b)	(.03)		(.05)		.28		.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.17		(3.98)		8.95		13.90		13.54		(17.98)
Contributions from Affiliates	– 0	–	– 0	–	.02		– 0	–	.00	(c)	– 0	–
Capital contributions	– 0	–	3.66		– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	3.02		(.30)		8.94		13.85		13.82		(17.71)

Less: Dividends
Dividends from net investment income	(3.77)		– 0	–	– 0	–	– 0	–	– 0	–	(.66)

Net asset value, end of period	$ 95.79		$ 96.54		$ 96.84		$ 87.90		$ 74.05		$ 60.23

Total Return
Total investment return based on net asset value(d)	3.35	%†	(.31	)%*	10.17	%*	18.70	%*	22.95	%*	(22.50	)%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$75,877		$62,661		$44,334		$34,973		$59,189		$74,474
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.18	%^	1.20%		1.18%		1.22%		1.21%		1.25%
Expenses, before waivers/reimbursements(e)	1.20	%^	1.20%		1.18%		1.22%		1.21%		1.25%
Net investment income (loss)	(.32	)%(b)†^	.02	%(b)	(.03)%		(.06)%		.40%		.41%
Portfolio turnover rate	45%		40%		49%		44%		131%		154%

See footnote summary on page 48.

44	• AB SUSTAINABLE GLOBAL THEMATIC FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class R
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31,
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 90.58		$ 91.24		$ 83.17		$ 70.34		$ 57.44		$ 74.85

Income From Investment Operations
Net investment income (loss)(a)	(.33	)(b)†	(.33	)(b)	(.40)		(.31)		.00	(c)	.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.97		(3.99)		8.45		13.14		12.90		(17.10)
Contributions from Affiliates	– 0	–	– 0	–	.02		– 0	–	.00	(c)	– 0	–
Capital contributions	– 0	–	3.66		– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	2.64		(.66)		8.07		12.83		12.90		(17.04)

Less: Dividends
Dividends from net investment income	(3.32)		– 0	–	– 0	–	– 0	–	– 0	–	(.37)

Net asset value, end of period	$ 89.90		$ 90.58		$ 91.24		$ 83.17		$ 70.34		$ 57.44

Total Return
Total investment return based on net asset value(d)	3.12	%†	(.72	)%*	9.71	%*	18.24	%*	22.45	%*	(22.75	)%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,929		$2,941		$3,613		$3,961		$5,829		$7,548
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.61	%^	1.61%		1.61%		1.60%		1.60%		1.60%
Expenses, before waivers/reimbursements(e)	1.62	%^	1.61%		1.61%		1.60%		1.60%		1.60%
Net investment income (loss)	(.73	)%(b) †^	(.39	)%(b)	(.46)%		(.39)%		.00	%(f)	.09%
Portfolio turnover rate	45%		40%		49%		44%		131%		154%

See footnote summary on page 48.

AB SUSTAINABLE GLOBAL THEMATIC FUND •	45

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class K
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31,
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 93.46		$ 93.85		$ 85.29		$ 71.90		$ 58.52		$ 76.47

Income From Investment Operations
Net investment income (loss)(a)	(.20	)(b)†	(.07	)(b)	(.13)		(.06)		.21		.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.07		(3.98)		8.67		13.45		13.17		(17.54)
Contributions from Affiliates	– 0	–	– 0	–	.02		– 0	–	.00	(c)	– 0	–
Capital contributions	– 0	–	3.66		– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	2.87		(.39)		8.56		13.39		13.38		(17.24)

Less: Dividends
Dividends from net investment income	(3.63)		– 0	–	– 0	–	– 0	–	– 0	–	(.71)

Net asset value, end of period	$ 92.70		$ 93.46		$ 93.85		$ 85.29		$ 71.90		$ 58.52

Total Return
Total investment return based on net asset value(d)	3.30	%†	(.42	)%*	10.05	%*	18.61	%*	22.86	%*	(22.53	)%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,489		$9,385		$9,530		$8,981		$8,811		$8,516
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.30	%^	1.30%		1.30%		1.29%		1.28%		1.29%
Expenses, before waivers/reimbursements(e)	1.32	%^	1.31%		1.30%		1.29%		1.28%		1.29%
Net investment income (loss)	(.43	)%(b) †^	(.08	)%(b)	(.15)%		(.07)%		.31%		.46%
Portfolio turnover rate	45%		40%		49%		44%		131%		154%

See footnote summary on page 48.

46	• AB SUSTAINABLE GLOBAL THEMATIC FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

`	Class I
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31,
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 96.70		$ 96.75		$ 87.63		$ 73.64		$ 59.71		$ 77.88

Income From Investment Operations
Net investment income (loss)(a)	(.01	)(b)†	.24	(b)	.19		.17		.66		.50
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.17		(3.95)		8.90		13.82		13.27		(17.83)
Contributions from Affiliates	– 0	–	– 0	–	.03		– 0	–	.00	(c)	– 0	–
Capital contributions	– 0	–	3.66		– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	3.16		(.05)		9.12		13.99		13.93		(17.33)

Less: Dividends
Dividends from net investment income	(3.94)		– 0	–	– 0	–	– 0	–	– 0	–	(.84)

Net asset value, end of period	$ 95.92		$ 96.70		$ 96.75		$ 87.63		$ 73.64		$ 59.71

Total Return
Total investment return based on net asset value(d)	3.51	%†	(.05	)%*	10.41	%*	19.00	%*	23.33	%*	(22.22	)%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$585		$555		$693		$387		$392		$10,662
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.89	%^	.94%		.96%		.96%		.86%		.89%
Expenses, before waivers/reimbursements(e)	.91	%^	.94%		.96%		.96%		.86%		.89%
Net investment income (loss)	(.02	)%(b)†^	.27	%(b)	.20%		.20%		.97%		.77%
Portfolio turnover rate	45%		40%		49%		44%		131%		154%

See footnote summary on page 48.

AB SUSTAINABLE GLOBAL THEMATIC FUND •	47

Financial Highlights

(a)	Based on average shares outstanding.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the acquired fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended January 31, 2017, such waiver amounted to 0.01% annualized for the Fund.

(f)	Amount is less than .005%.

†	For the six months ended January 31, 2017 the amount includes a non-recurring refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.023	.05%	.03%

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended July 31, 2015, July 31, 2014, July 31, 2013 and July 31, 2012 by 0.05%, 0.05%, 0.05% and 0.07%, respectively.

Includes the impact of proceeds received and credited to the Fund in connection with a residual distribution relating to regulatory settlements, which enhanced the Fund’s performance for the year ended July 31, 2016 by 4.33%.

^	Annualized.

‡	The net asset value and total return include adjustments in accordance with accounting principles generally accepted within the Unites States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See notes to financial statements.

48	• AB SUSTAINABLE GLOBAL THEMATIC FUND

Financial Highlights

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman John H. Dobkin(1) Michael J. Downey(1) William H. Foulk, Jr.(1) D. James Guzy(1)	Nancy P. Jacklin(1) Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Daniel C. Roarty(2), Vice President Emilie D. Wrapp, Secretary	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund are made by the Adviser’s Global Growth and Thematic Investment Team. Mr. Daniel C. Roarty is the investment professional with the most significant responsibility for the day-to-day management of the Fund on the Team.

AB SUSTAINABLE GLOBAL THEMATIC FUND •	49

Board of Directors

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Global Thematic Growth Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held on May 3-5, 2016 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Fund’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their

50	• AB SUSTAINABLE GLOBAL THEMATIC FUND

business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2014 and 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

AB SUSTAINABLE GLOBAL THEMATIC FUND •	51

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of the Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2016. Based on their review, and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered the Fund’s contractual effective advisory fee rate against a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they

52	• AB SUSTAINABLE GLOBAL THEMATIC FUND

reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Fund’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also noted that the Adviser advises another AB Fund with a substantially similar investment style for the same fee schedule as the Fund except that the Fund’s fee rate is a quarterly fee based on net asset value at the end of each quarter and the AB Fund’s fee rate is a monthly fee based on average daily net assets.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. After reviewing and discussing the Adviser’s explanations of the reasons that the Fund’s expense ratio was above the medians, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by

AB SUSTAINABLE GLOBAL THEMATIC FUND •	53

the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

54	• AB SUSTAINABLE GLOBAL THEMATIC FUND

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Relative Value Fund*

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund*

Tax-Managed International Portfolio

International/Global Growth

Concentrated International Growth Portfolio

International Growth Fund

International/Global Value

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

FIXED INCOME (continued)

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

MULTI-ASSET (continued)

Target-Date

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

* Prior to January 9, 2017, Relative Value Fund was named Growth & Income Fund; prior to November 1, 2016, Sustainable Global Thematic Fund was named Global Thematic Growth Fund.

AB SUSTAINABLE GLOBAL THEMATIC FUND •	55

AB Family of Funds

NOTES

56	• AB SUSTAINABLE GLOBAL THEMATIC FUND

NOTES

AB SUSTAINABLE GLOBAL THEMATIC FUND •	57

NOTES

58	• AB SUSTAINABLE GLOBAL THEMATIC FUND

NOTES

AB SUSTAINABLE GLOBAL THEMATIC FUND •	59

NOTES

60	• AB SUSTAINABLE GLOBAL THEMATIC FUND

AB SUSTAINABLE GLOBAL THEMATIC FUND

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

GTG-0152-0117

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Sustainable Global Thematic Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 29, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 29, 2017